RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Legal services	$ 3	$ 50
Outstanding payable balance		$ 8